Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The fair value of the Trinity Warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at June 2, 2022 ,the exercise date of the Trinity Warrants, are as follows:

Valuation Assumption— Common Stock Warrants	June 2, 2022
Stock price	$8.23
Strike price	$0.27
Volatility (annual)	105.10%
Risk-free rate	2.94%
Estimated time to expiration (years)	9
Dividend yield	—%

Summary of vesting status of the Customer Warrant
The vesting status of the Customer Warrant is as follows at June 30, 2022 and December 31,
2021:

	June 30,	December 31,
	2022	2021
Vested Customer warrants	1,072,237	1,072,237
Unvested Customer warrants	1,608,370	1,608,359

	2,680,607	2,680,596

Warrants To Purchase Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The fair value of the Private Warrant was measured using the Black Scholes model approach. Significant inputs into the respective models at March 2, 2022 (the initial recognition) and June 30, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	June 30, 2022
Stock Price	$9.43	$3.67
Strike Price	$11.50	$11.50
Volatility (annual)	29.50%	56.00%
Risk-free rate	1.74%	3.01%
Estimated time to expiration (years)	5	4.672
Dividend yield	—%	—%

Rigetti Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Schedule Of Common Stock Warrants	The Company did
not have any Common stock warrants classified as liabilities as of January 31, 2021. See below for the December 31, 2021 balance summary:

Warrant Class	Shares	Issuance Date	Strike Price per Share	Expiration Date
Common Stock Warrants	783,129	May 18, 2021	$0.270	May 18, 2031

Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach	Significant inputs into the respective models at the initial recognition of the liability and December 31, 2021, respectively are as follows:

Valuation Assumption - Common Stock Warrants	Initial Recognition	December 31, 2021

Stock price	$3.65	$5.64
Strike price	$0.27	$0.27
Volatility (annual)	51.90%	105.10%
Risk-free rate	1.65%	1.51%
Estimated time to expiration (years)	10	9
Dividend yield	0.00%	0.00%

Summary of vesting status of the Customer Warrant
The vesting status of the Customer Warrant is as follows at December 31, 2021 and January 31, 2021:

	December 31, 2021	January 31, 2021
Vested Customer warrants	1,072,237	804,176
Unvested Customer warrants	1,608,359	1,876,420

	2,680,596	2,680,596

Rigetti Holdings Inc [Member] | Warrants To Purchase Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach

Valuation Assumption -	Initial Recognition

Stock price	$0.27
Strike price	$0.01
Volatility (annual)	51.50%
Risk-free rate	1.55%
Estimated time to expiration (years)	10
Dividend yield	0.00%

Rigetti Holdings Inc [Member] | Customer Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach

Valuation Assumption	Initial Recognition
Stock price	$0.27
Strike price	$1.15
Volatility (annual)	45.00%
Risk-free rate	1.29%
Estimated time to expiration (years)	10
Dividend yield	0.00%